UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

March 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 90.1%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14	BRL	16,419	$8,239,546

Turkey - 1.0%
Turkey Government Bond
10.50%, 1/15/20	TRY	32,500	21,619,963

United States - 88.7%
U.S. Treasury Bonds
5.375%, 2/15/31	U.S.$	1,961	2,727,935
6.125%, 11/15/27 (a)		175,000	255,417,925
6.25%, 8/15/23 (b)		22,000	31,136,864
6.625%, 2/15/27 (a)		265,910	401,939,452
6.875%, 8/15/25 (a)		245,200	371,669,501
7.625%, 2/15/25		85,000	134,990,625
8.00%, 11/15/21 (a)		76,780	116,993,525
8.50%, 2/15/20		3,700	5,504,616
U.S. Treasury Notes
1.625%, 8/15/22 (a)		130,000	128,324,170
2.625%, 8/15/20 (a)		358,400	391,468,134
2.625%, 11/15/20 (a) (c)		67,250	73,349,777

			1,913,522,524

Total Governments - Treasuries (cost $1,911,501,597)			1,943,382,033

CORPORATES - NON-INVESTMENT GRADES - 16.8%
Industrial - 14.2%
Basic - 1.1%
AK Steel Corp.
7.625%, 5/15/20		2,082	1,821,750
ArcelorMittal
5.75%, 8/05/20		2,500	2,637,500
6.75%, 2/25/22		2,200	2,404,301
Arch Coal, Inc.
7.00%, 6/15/19 (a)		2,100	1,895,250
Calcipar SA
6.875%, 5/01/18 (d)		687	731,655
Commercial Metals Co.
6.50%, 7/15/17		1,993	2,182,335
7.35%, 8/15/18		2,644	2,934,840
Novelis, Inc./GA
8.75%, 12/15/20		800	902,000
Steel Dynamics, Inc.
7.625%, 3/15/20		3,000	3,330,000
Usiminas Commercial Ltd.
7.25%, 1/18/18 (d)		4,263	4,699,957

			23,539,588

Capital Goods - 2.1%
B/E Aerospace, Inc.
5.25%, 4/01/22		2,200	2,268,750

	Principal Amount (000)		U.S. $ Value
6.875%, 10/01/20	U.S.$	2,000	$2,212,500
Ball Corp.
5.00%, 3/15/22		3,717	3,865,680
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (d)		2,313	2,451,780
Bombardier, Inc.
7.50%, 3/15/18 (d)		3,000	3,423,750
Building Materials Corp. of America
7.00%, 2/15/20 (d)		635	688,975
7.50%, 3/15/20 (d)		2,498	2,729,065
Clean Harbors, Inc.
5.25%, 8/01/20		1,200	1,239,000
CNH America LLC
7.25%, 1/15/16		2,000	2,235,000
Griffon Corp.
7.125%, 4/01/18		3,558	3,842,640
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18		698	759,075
7.125%, 3/15/21		690	750,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19		5,095	5,502,600
Sealed Air Corp.
6.875%, 7/15/33 (d)		2,885	2,740,750
8.125%, 9/15/19 (d)		1,127	1,274,919
8.375%, 9/15/21 (d)		1,157	1,324,765
SPX Corp.
6.875%, 9/01/17		2,900	3,226,250
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20 (d)		1,599	1,802,873
United Rentals North America, Inc.
5.75%, 7/15/18		2,550	2,763,562

			45,102,309

Communications - Media - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.625%, 1/31/22		2,079	2,229,728
Clear Channel Communications, Inc.
9.00%, 12/15/19 (d)		92	88,435
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22 (d)		5,000	5,258,600
CSC Holdings LLC
6.75%, 11/15/21		5,000	5,606,250
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (a)		672	690,480
DISH DBS Corp.
7.125%, 2/01/16		2,000	2,222,500
Hughes Satellite Systems Corp.
7.625%, 6/15/21		3,111	3,558,206
Intelsat Jackson Holdings SA
7.25%, 4/01/19		4,231	4,622,367

	Principal Amount (000)		U.S. $ Value
Lamar Media Corp.
5.875%, 2/01/22	U.S.$	5,500	$5,953,750
LIN Television Corp.
8.375%, 4/15/18		900	979,875
RR Donnelley & Sons Co.
8.25%, 3/15/19		2,984	3,222,720
Univision Communications, Inc.
6.875%, 5/15/19 (d)		3,295	3,521,531
UPCB Finance III Ltd.
6.625%, 7/01/20 (d)		2,200	2,365,000
Videotron Ltd.
5.00%, 7/15/22		2,255	2,288,825
Virgin Media Finance PLC
5.25%, 2/15/22		2,024	2,056,890
8.375%, 10/15/19		2,000	2,235,000
XM Satellite Radio, Inc.
7.625%, 11/01/18 (d)		2,500	2,756,250

			49,656,407

Communications - Telecommunications - 0.6%
Digicel Ltd.
6.00%, 4/15/21 (d)		1,500	1,492,500
Frontier Communications Corp.
8.125%, 10/01/18		2,000	2,280,000
SBA Telecommunications, Inc.
5.75%, 7/15/20 (d)		875	910,000
Sprint Nextel Corp.
9.00%, 11/15/18 (d)		2,065	2,552,856
Sunrise Communications International SA
7.00%, 12/31/17 (d)	EUR	1,585	2,173,955
Windstream Corp.
7.50%, 4/01/23	U.S.$	2,000	2,120,000
7.75%, 10/01/21		1,070	1,166,300

			12,695,611

Consumer Cyclical - Automotive - 0.8%
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (d)		1,506	1,652,835
American Axle & Manufacturing, Inc.
6.25%, 3/15/21		4,201	4,306,025
Delphi Corp.
5.875%, 5/15/19		654	706,320
6.125%, 5/15/21		491	540,100
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (d)	EUR	1,500	2,041,796
Goodyear Tire & Rubber Co. (The)
6.50%, 3/01/21	U.S.$	700	721,875
7.00%, 5/15/22		1,486	1,565,873
8.75%, 8/15/20		3,000	3,435,000
Schaeffler Finance BV
8.50%, 2/15/19 (d)		1,200	1,365,000

			16,334,824

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.0%
Pinnacle Entertainment, Inc.
8.75%, 5/15/20	U.S.$	841	$924,049

Consumer Cyclical - Other - 0.9%
Broder Bros Co.
12.00%, 10/15/13 (d) (e)		607	605,060
Choice Hotels International, Inc.
5.75%, 7/01/22		195	216,450
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		2,000	2,147,500
Levi Strauss & Co.
6.875%, 5/01/22 (d)		288	315,360
MGM Resorts International
8.625%, 2/01/19		4,315	5,026,975
NCL Corp., Ltd.
9.50%, 11/15/18		1,142	1,290,460
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22		1,801	1,823,513
7.00%, 6/15/13		2,000	2,020,000
7.50%, 10/15/27		1,100	1,248,500
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		1,188	1,333,530
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (a)		3,400	3,565,750

			19,593,098

Consumer Cyclical - Restaurants - 0.1%
CKE Restaurants, Inc.
11.375%, 7/15/18		2,000	2,320,000

Consumer Cyclical - Retailers - 0.6%
AutoNation, Inc.
6.75%, 4/15/18		481	547,138
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19		401	445,110
Limited Brands, Inc.
5.625%, 2/15/22		1,727	1,830,620
6.90%, 7/15/17		3,621	4,159,624
Rite Aid Corp.
8.00%, 8/15/20		3,200	3,616,000
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a) (d)		3,206	3,282,142

			13,880,634

Consumer Non-Cyclical - 2.1%
ARAMARK Corp.
5.75%, 3/15/20 (d)		1,001	1,023,523
Boparan Finance PLC
9.875%, 4/30/18 (d)	GBP	2,400	4,084,281
Chiquita Brands International, Inc./Chiquita Brands LLC
7.875%, 2/01/21(d)	U.S.$	705	739,369

	Principal Amount (000)		U.S. $ Value
CHS/Community Health Systems, Inc.
7.125%, 7/15/20	U.S.$	1,717	$1,862,945
Cosan Luxembourg SA
5.00%, 3/14/23 (d)		1,361	1,396,331
9.50%, 3/14/18 (d)	BRL	3,117	1,590,314
Emergency Medical Services Corp.
8.125%, 6/01/19	U.S.$	2,391	2,624,122
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (d)		2,125	2,342,813
HCA Holdings, Inc.
7.75%, 5/15/21		1,700	1,894,438
HCA, Inc.
8.50%, 4/15/19		1,895	2,091,606
Hologic, Inc.
6.25%, 8/01/20		540	574,425
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (d)		2,000	2,295,000
JBS Finance II Ltd.
8.25%, 1/29/18 (d)		3,100	3,394,500
JBS USA LLC/JBS USA Finance, Inc.
8.25%, 2/01/20 (d)		2,063	2,253,828
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		4,000	4,330,000
Party City Holdings, Inc.
8.875%, 8/01/20 (d)		2,225	2,441,937
Post Holdings, Inc.
7.375%, 2/15/22		1,639	1,792,656
Valeant Pharmaceuticals International
6.875%, 12/01/18 (d)		2,145	2,304,534
7.00%, 10/01/20 (d)		2,200	2,370,500
7.25%, 7/15/22 (d)		582	632,925
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%, 2/01/19		1,100	1,177,000
8.00%, 2/01/18		2,200	2,340,250

			45,557,297

Energy - 2.0%
Antero Resources Finance Corp.
9.375%, 12/01/17		2,000	2,170,000
Berry Petroleum Co.
6.375%, 9/15/22		3,107	3,301,187
Chesapeake Energy Corp.
6.625%, 8/15/20		2,435	2,660,238
Cie Generale de Geophysique - Veritas
9.50%, 5/15/16		857	899,850
Cimarex Energy Co.
5.875%, 5/01/22		2,331	2,499,998
Forest Oil Corp.
7.25%, 6/15/19		2,964	2,964,000
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		2,737	2,846,480
Oil States International, Inc.
6.50%, 6/01/19		1,960	2,097,200

	Principal Amount (000)		U.S. $ Value
Pacific Rubiales Energy Corp.
7.25%, 12/12/21 (d)	U.S.$	4,300	$4,886,950
Quicksilver Resources, Inc.
7.125%, 4/01/16		471	397,995
SandRidge Energy, Inc.
7.50%, 2/15/23		2,270	2,360,800
8.125%, 10/15/22		2,100	2,241,750
SESI LLC
6.375%, 5/01/19		615	661,125
7.125%, 12/15/21		2,834	3,170,537
Tervita Corp.
8.00%, 11/15/18 (d)		5,000	5,168,750
Tesoro Corp.
9.75%, 6/01/19		3,800	4,284,500

			42,611,360

Other Industrial - 0.1%
Brightstar Corp.
9.50%, 12/01/16 (d)		1,600	1,712,000

Services - 0.4%
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (d)		1,820	1,979,250
Sabre, Inc.
8.50%, 5/15/19 (d)		2,000	2,170,000
Service Corp. International/US
7.50%, 4/01/27		3,300	3,663,000
West Corp.
11.00%, 10/15/16		150	156,375

			7,968,625

Technology - 1.0%
Amkor Technology, Inc.
6.625%, 6/01/21		3,000	3,030,000
Avaya, Inc.
10.50%, 3/01/21 (d)		4,307	4,102,417
CDW LLC/CDW Finance Corp.
8.50%, 4/01/19		5,000	5,581,250
First Data Corp.
7.375%, 6/15/19 (d)		4,500	4,792,500
Freescale Semiconductor, Inc.
10.125%, 12/15/16		104	107,120
10.125%, 3/15/18 (d)		2,000	2,215,000
Sanmina Corp.
7.00%, 5/15/19 (a) (d)		1,830	1,912,350

			21,740,637

Transportation - Airlines - 0.1%
TAM Capital 3, Inc.
8.375%, 6/03/21 (d)		2,843	3,162,837

			306,799,276

	Principal Amount (000)		U.S. $ Value
Utility - 1.4%
Electric - 1.1%
AES Corp./VA
8.00%, 10/15/17	U.S.$	4,000	$4,705,000
Calpine Corp.
7.875%, 7/31/20 (d)		2,880	3,153,600
ComEd Financing III
6.35%, 3/15/33		3,462	3,600,480
EDP Finance BV
4.90%, 10/01/19 (d)		255	256,275
6.00%, 2/02/18 (d)		3,490	3,673,225
GenOn Americas Generation LLC
8.50%, 10/01/21		3,200	3,752,000
GenOn Energy, Inc.
7.875%, 6/15/17		2,100	2,341,500
NRG Energy, Inc.
8.25%, 9/01/20		1,300	1,467,375

			22,949,455

Natural Gas - 0.3%
Access Midstream Partners LP/ACMP Finance Corp.
6.125%, 7/15/22		1,123	1,204,418
El Paso LLC
Series G
7.75%, 1/15/32		2,000	2,238,314
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20 (d)		2,196	2,333,250

			5,775,982

			28,725,437

Financial Institutions - 1.2%
Banking - 0.5%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	6,790	7,702,834
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	2,300	2,386,250

			10,089,084

Brokerage - 0.1%
E*TRADE Financial Corp.
6.375%, 11/15/19		2,834	2,996,955

Insurance - 0.0%
Pearl Group Holdings No. 1 Ltd.
6.586%, 4/25/16	GBP	43	51,338

Other Finance - 0.5%
Aviation Capital Group Corp.
6.75%, 4/06/21 (d)	U.S.$	4,235	4,709,544
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		3,000	3,210,000

	Principal Amount (000)		U.S. $ Value
iPayment, Inc.
10.25%, 5/15/18	U.S.$	1,814	$1,677,950

			9,597,494

REITS - 0.1%
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership
7.75%, 3/15/20		2,514	3,086,340

			25,821,211

Total Corporates - Non-Investment Grades (cost $333,775,811)			361,345,924

CORPORATES - INVESTMENT GRADES - 12.1%
Industrial - 6.7%
Basic - 0.8%
Basell Finance Co. BV
8.10%, 3/15/27 (d)		1,190	1,594,600
GTL Trade Finance, Inc.
7.25%, 10/20/17 (d)		2,536	2,896,112
LyondellBasell Industries NV
5.75%, 4/15/24		3,300	3,869,250
Southern Copper Corp.
7.50%, 7/27/35		5,107	6,127,348
Weyerhaeuser Co.
7.375%, 3/15/32		2,000	2,531,496

			17,018,806

Capital Goods - 0.8%
Legrand France SA
8.50%, 2/15/25		10	13,286
Odebrecht Finance Ltd.
6.00%, 4/05/23 (d)		5,791	6,485,920
Owens Corning
9.00%, 6/15/19		3,000	3,843,711
Republic Services, Inc.
5.25%, 11/15/21		6,098	7,128,263

			17,471,180

Communications - Media - 0.4%
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (d) (f)		1,162	1,252,055
Time Warner Cable, Inc.
5.875%, 11/15/40		1,375	1,466,028
6.55%, 5/01/37		1,457	1,681,187
Time Warner Entertainment Co. LP
8.375%, 7/15/33		2,500	3,455,900
Virgin Media Secured Finance PLC
5.25%, 1/15/21		1,629	1,705,886

			9,561,056

Communications - Telecommunications - 1.7%
American Tower Corp.
5.05%, 9/01/20		4,310	4,784,522

	Principal Amount (000)		U.S. $ Value
AT&T, Inc.
4.30%, 12/15/42 (d)	U.S.$	72	$67,083
6.50%, 9/01/37		4,433	5,436,232
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (d)		4,719	4,737,069
Embarq Corp.
7.082%, 6/01/16		1,277	1,461,938
Oi SA
5.75%, 2/10/22 (d)		5,500	5,731,183
Qwest Corp.
6.75%, 12/01/21		2,000	2,302,788
6.875%, 9/15/33		1,500	1,490,973
Telefonica Emisiones SAU
7.045%, 6/20/36		5,000	5,367,495
Verizon Communications, Inc.
6.90%, 4/15/38		4,500	5,766,746

			37,146,029

Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
7.45%, 7/16/31		650	822,066

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.70%, 5/01/32		2,500	3,406,875

Consumer Cyclical - Other - 0.2%
Host Hotels & Resorts LP
9.00%, 5/15/17		2,000	2,107,500
Wyndham Worldwide Corp.
4.25%, 3/01/22		2,200	2,304,111

			4,411,611

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
5.75%, 5/15/41		4,700	5,581,029

Consumer Non-Cyclical - 0.5%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2,600	3,351,408
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (d)		1,699	1,842,515
Mylan, Inc./PA
7.625%, 7/15/17 (d)		290	322,625
SABMiller Holdings, Inc.
4.95%, 1/15/42 (d)		5,500	6,067,330

			11,583,878

Energy - 1.2%
Nabors Industries, Inc.
9.25%, 1/15/19		2,500	3,215,455
Noble Energy, Inc.
8.25%, 3/01/19		3,584	4,674,181
Noble Holding International Ltd.
4.90%, 8/01/20		389	431,366

	Principal Amount (000)		U.S. $ Value
Phillips 66
4.30%, 4/01/22	U.S.$	5,550	$6,092,585
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (d)		3,568	3,958,877
Southwestern Energy Co.
4.10%, 3/15/22		1,519	1,605,363
Transocean, Inc.
7.50%, 4/15/31		2,200	2,642,519
Weatherford International Ltd./Bermuda
7.00%, 3/15/38		2,900	3,236,194

			25,856,540

Technology - 0.4%
Applied Materials, Inc.
5.85%, 6/15/41		6,621	7,885,220

Transportation - Airlines - 0.1%
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.821%, 8/10/22		1,520	1,721,345

Transportation - Services - 0.1%
Asciano Finance Ltd.
4.625%, 9/23/20 (d)		1,080	1,146,208

			143,611,843

Financial Institutions - 3.2%
Banking - 1.1%
Banco Bradesco SA/Cayman Islands
5.75%, 3/01/22 (d)		4,500	4,859,565
Barclays Bank PLC
7.625%, 11/21/22		2,935	2,894,644
Itau Unibanco Holding SA/Cayman Island
5.50%, 8/06/22 (d)		1,475	1,534,000
JPMorgan Chase & Co.
Series 1
7.90%, 4/30/18		2,524	2,899,644
Morgan Stanley
10.09%, 5/03/17 (d)	BRL	11,615	6,150,217
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (d)	U.S.$	2,292	2,641,530
UBS AG/Stamford CT
7.625%, 8/17/22		2,742	3,064,078

			24,043,678

Finance - 0.2%
GE Capital Trust II
5.50%, 9/15/67 (d)	EUR	1,000	1,285,449
General Electric Capital Corp.
6.44%, 11/15/22	GBP	114	198,389
Series G
6.875%, 1/10/39	U.S.$	1,254	1,643,029

			3,126,867

	Principal Amount (000)		U.S. $ Value
Insurance - 1.3%
American General Institutional Capital B
8.125%, 3/15/46 (d)	U.S.$	509	$689,695
American International Group, Inc.
8.175%, 5/15/58		2,525	3,399,281
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	6,232,150
Genworth Holdings, Inc.
7.70%, 6/15/20		1,756	2,079,292
Great-West Life & Annuity Insurance Capital LP II
7.153%, 5/16/46 (d)		2,707	2,869,420
Humana, Inc.
8.15%, 6/15/38		2,900	4,067,549
MetLife, Inc.
6.40%, 12/15/36		3,345	3,658,594
Pacific Life Insurance Co.
9.25%, 6/15/39 (d)		1,500	2,184,453
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,950,189

			28,130,623

Other Finance - 0.0%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (d) (g)		299	366,280

REITS - 0.6%
DDR Corp.
7.875%, 9/01/20		3,000	3,814,392
Duke Realty LP
6.75%, 3/15/20		1,655	2,020,904
EPR Properties
7.75%, 7/15/20		3,308	3,955,644
HCP, Inc.
5.375%, 2/01/21		3,468	4,028,439

			13,819,379

			69,486,827

Non Corporate Sectors - 1.6%
Agencies - Not Government Guaranteed - 1.6%
Abu Dhabi National Energy Co.
3.625%, 1/12/23 (a) (d)		1,562	1,574,019
5.875%, 12/13/21 (d)		775	906,345
Banco do Brasil SA/Cayman
5.875%, 1/26/22 (d)		1,475	1,578,250
Gazprom OAO Via Gaz Capital SA
6.51%, 3/07/22 (d)		13,563	15,665,265
9.25%, 4/23/19 (d)		7,115	9,178,350
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21		5,000	5,394,965

			34,297,194

	Principal Amount (000)		U.S. $ Value
Utility - 0.6%
Electric - 0.5%
CMS Energy Corp.
8.75%, 6/15/19	U.S.$	3,900	$5,263,647
Duquesne Light Holdings, Inc.
6.40%, 9/15/20 (d)		2,140	2,601,923
FirstEnergy Corp.
Series C
7.375%, 11/15/31		3,000	3,514,440

			11,380,010

Natural Gas - 0.1%
Empresa de Energia de Bogota SA
6.125%, 11/10/21 (a) (d)		1,719	1,901,082
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		792	841,502

			2,742,584

			14,122,594

Total Corporates - Investment Grades (cost $233,345,638)			261,518,458

AGENCIES - 7.4%
Agency Debentures - 4.1%
Federal Home Loan Bank
5.50%, 7/15/36		8,695	11,645,048
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		15,000	21,806,625
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		61,700	54,884,927

			88,336,600

Agency Subordinated - 3.3%
Federal National Mortgage Association
5.375%, 6/12/17		59,222	70,608,259

Total Agencies (cost $141,637,688)			158,944,859

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
Non-Agency Fixed Rate - 2.2%
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		6,554	6,148,022
Series 2007-AR4, Class 1A1A
5.687%, 3/25/37		1,203	1,118,987
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		3,352	2,748,739
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		2,723	2,166,109
Series 2007-13, Class A2
6.00%, 6/25/47		3,678	3,227,448

	Principal Amount (000)		U.S. $ Value
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
3.082%, 9/25/47	U.S.$	1,173	$971,046
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		2,740	2,440,554
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.348%, 9/25/36		2,861	2,245,862
Series 2006-AA7, Class A1
2.493%, 1/25/37		4,812	3,544,095
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,411	1,313,487
Residential Accredit Loans, Inc.
Series 2005-QA7, Class A21
3.297%, 7/25/35		1,793	1,543,886
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		4,058	3,891,129
Series 2006-QA1, Class A21
3.85%, 1/25/36		2,554	1,957,693
Series 2006-QS2, Class 1A8
6.00%, 2/25/36		6,362	5,311,101
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.913%, 12/28/37		6,056	5,389,650
Series 2007-AR8, Class A1
5.992%, 11/25/37		3,210	2,903,688

			46,921,496

Non-Agency Floating Rate - 1.0%
IndyMac Index Mortgage Loan Trust
Series 2007-FLX3, Class A1
0.444%, 6/25/37 (h)		2,099	1,800,030
Luminent Mortgage Trust
Series 2006-6, Class A1
0.404%, 10/25/46 (h)		6,732	5,682,102
RALI Trust
Series 2006-QS18, Class 2A2
6.346%, 12/25/36 (h) (i)		21,314	5,148,896
Residential Accredit Loans, Inc.
Series 2006-QA4, Class A
0.384%, 5/25/36 (h)		4,136	3,113,509
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.878%, 2/25/47 (h)		5,535	4,256,053
Series 2007-OA4, Class A1A
0.935%, 4/25/47 (h)		2,624	1,737,341

			21,737,931

Total Collateralized Mortgage Obligations (cost $66,574,544)			68,659,427

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 2.6%
Agency Fixed Rate 30-Year - 1.9%
Federal Home Loan Mortgage Corp. Gold
Series 2006
6.00%, 9/01/36	U.S.$	10,068	$11,020,562
Series 2007
7.00%, 2/01/37		3,749	4,320,870
Federal National Mortgage Association
3.50%, 2/01/41		16,596	17,535,573
6.00%, 4/01/40		7,663	8,403,896
Series 1998
8.00%, 6/01/28		31	36,668
Series 1999
7.50%, 11/01/29		48	58,870

			41,376,439

Agency ARMs - 0.7%
Federal Home Loan Mortgage Corp.
Series 2007
3.008%, 3/01/37 (h)		4,877	5,193,107
3.063%, 3/01/37 (h)		2,090	2,233,134
3.065%, 2/01/37 (h)		6,286	6,607,572

			14,033,813

Total Mortgage Pass-Throughs (cost $52,533,306)			55,410,252

BANK LOANS - 2.1%
Industrial - 2.1%
Basic - 0.2%
FMG Resources (August 2006) Pty Ltd.
(FMG America Finance, Inc.)
5.25%, 10/18/17 (h)		945	955,969
Patriot Coal Corporation
9.25%, 12/31/13 (h)		1,025	1,030,125
Unifrax Holding Co.
5.25%, 11/01/18 (h)	EUR	773	990,951

			2,977,045

Capital Goods - 0.1%
HD Supply, Inc.
4.50%, 10/12/17 (h)	U.S.$	995	1,004,124
Serta Simmons Holdings, LLC
5.00%-6.00%, 10/01/19 (h)		1,500	1,519,500

			2,523,624

Communications - Media - 0.1%
Clear Channel Communications, Inc.
3.85%, 1/29/16 (h)		310	274,403
Univision Communications, Inc.
4.45%, 3/31/17 (h)		1,165	1,170,222

			1,444,625

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.3%
TI Group Automotive Systems, LLC
6.75%-1.00%, 3/14/18 (h)	U.S.$	3,970	$3,989,850
Veyance Technologies, Inc.
5.25%, 9/08/17 (h)		2,750	2,752,942

			6,742,792

Consumer Cyclical - Entertainment - 0.1%
Station Casinos, LLC
5.00%, 3/02/20 (h)		1,425	1,440,433

Consumer Cyclical - Other - 0.1%
Global Cash Access, Inc.
7.00%, 3/01/16 (h)		280	281,860
Las Vegas Sands, LLC
2.71%, 11/23/16 (h)		743	743,349
New HB Acquisition, LLC
3/21/20 (j)		1,600	1,636,000
November 2005 Land Investors, LLC
(North Las Vegas Consortium)
7.25%, 4/30/10 (g) (h) (k) (l)		2,179	0

			2,661,209

Consumer Cyclical - Retailers - 0.3%
Bass Pro Group, LLC
4.00%-5.25%, 11/20/19 (h)		998	1,006,637
Burlington Coat Factory Warehouse Corp.
5.50%, 2/23/17 (h)		871	881,283
Harbor Freight Tools USA, Inc./Central Puchasing, LLC
5.50%, 11/14/17 (h)		2,189	2,213,626
Rite Aid Corporation
5.75%, 8/21/20 (h)		500	517,500
Supervalu, Inc.
3/21/19 (j)		2,500	2,540,900

			7,159,946

Consumer Non-Cyclical - 0.5%
Air Medical Group Holdings, Inc.
6.50%, 6/30/18 (h)		1,372	1,400,708
BJ’s Wholesale Club, Inc.
9.75%, 3/26/20 (h)		1,640	1,693,989
CHS/Community Health Systems, Inc.
3.78%-3.79%, 1/25/17 (h)		181	182,700
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.71%, 7/11/14 (h)		850	781,001
HCA, Inc.
3.45%, 5/01/18 (h)		895	902,101
Immucor, Inc. (fka IVD Acquisition Corporation)
5.00%, 8/19/18 (h)		3,251	3,289,345

	Principal Amount (000)		U.S. $ Value
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.25%, 9/30/19 (h)	U.S.$	925	$933,832
US Foods, Inc. (aka U.S. Foodservice, Inc.)
5.75%, 3/31/17 (h)		628	636,095

			9,819,771

Energy - 0.0%
CITGO Petroleum Corporation
9.00%, 6/24/17 (h)		298	303,833

Other Industrial - 0.2%
Asurion, LLC (fka Asurion Corporation)
4.50%, 5/24/19 (h)		1,247	1,259,194
Gavilon Group LLC, The
6.00%, 12/06/16 (h)		289	287,849
Navistar, Inc.
7.00%, 8/17/17 (h)		1,995	2,014,451
Silver II Borrower S.C.A (Silver II US Holdings, LLC)
4.00%, 12/13/19 (h)		1,247	1,255,990

			4,817,484

Technology - 0.2%
Alcatel-Lucent USA, Inc.
7.25%, 1/30/19 (h)		1,855	1,881,937
Avaya, Inc.
4.79%, 10/26/17 (h)		239	225,151
IPC Systems, Inc.
5.45%, 6/01/15 (h)		2,000	1,740,000

			3,847,088

			43,737,850

Financial Institutions - 0.0%
REITS - 0.0%
iStar Financial, Inc.
5.25%, 3/19/16 (h)		588	594,115

Total Bank Loans (cost $43,986,402)			44,331,965

EMERGING MARKETS - SOVEREIGNS - 1.9%
Argentina - 0.6%
Republic of Argentina
7.82%, 12/31/33	EUR	19,818	13,082,634

Belarus - 0.2%
Republic of Belarus
8.95%, 1/26/18 (d)	U.S.$	3,743	3,995,653

Croatia - 0.4%
Croatia Government International Bond
6.375%, 3/24/21 (a) (d)		1,230	1,322,865

	Principal Amount (000)		U.S. $ Value
6.75%, 11/05/19 (d)	U.S.$	2,750	$3,011,497
Republic of Croatia
6.375%, 3/24/21 (d)		4,600	4,947,300

			9,281,662

El Salvador - 0.3%
El Salvador Government International Bond
7.65%, 6/15/35 (d)		5,957	6,829,700

Hungary - 0.4%
Hungary Government International Bond
5.375%, 2/21/23		2,496	2,346,920
6.375%, 3/29/21		5,000	5,150,000

			7,496,920

Total Emerging Markets - Sovereigns (cost $40,558,043)			40,686,569

EMERGING MARKETS - CORPORATE BONDS - 1.8%
Industrial - 1.6%
Basic - 0.4%
Vedanta Resources PLC
8.75%, 1/15/14 (a) (d)		7,226	7,515,040

Capital Goods - 0.1%
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (d)		1,954	2,108,785
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (d)		715	668,525

			2,777,310

Communications - Media - 0.3%
Columbus International, Inc.
11.50%, 11/20/14 (d)		3,959	4,414,285
European Media Capital SA
10.00%, 2/01/15 (m)		1,853	1,779,335

			6,193,620

Communications - Telecommunications - 0.3%
MTS International Funding Ltd.
8.625%, 6/22/20 (d)		4,100	5,207,000

Consumer Cyclical - Other - 0.0%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (d)	EUR	50	62,817

Consumer Non-Cyclical - 0.5%
Hypermarcas SA
6.50%, 4/20/21 (d)	U.S.$	4,900	5,298,125
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a) (d)		4,151	3,922,695

	Principal Amount (000)		U.S. $ Value
Tonon Bioenergia SA
9.25%, 1/24/20 (d)	U.S.$	2,272	$2,311,144

			11,531,964

Transportation - Airlines - 0.0%
TAM Capital 2, Inc.
9.50%, 1/29/20 (d)		751	838,304

			34,126,055

Financial Institutions - 0.2%
Banking - 0.2%
HSBC Bank PLC
Series E
16.39%, 1/31/22 (d)	NGN	582,500	4,720,987

Total Emerging Markets - Corporate Bonds (cost $37,776,971)			38,847,042

QUASI-SOVEREIGNS - 1.7%
Quasi-Sovereign Bonds - 1.7%
Indonesia - 0.4%
Majapahit Holding BV
7.875%, 6/29/37 (d)	U.S.$	6,188	7,997,990

Mexico - 0.5%
Comision Federal de Electricidad
5.75%, 2/14/42 (d)		5,750	6,267,500
Petroleos Mexicanos
6.50%, 6/02/41		4,900	5,769,750

			12,037,250

Russia - 0.5%
Russian Agricultural Bank OJSC Via RSHB Capital SA
8.625%, 2/17/17 (d)	RUB	330,000	11,002,564

Venezuela - 0.3%
Petroleos de Venezuela SA
5.25%, 4/12/17 (d)	U.S.$	7,500	6,506,250

Total Quasi-Sovereigns (cost $33,329,887)			37,544,054

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.5%
United States - 1.5%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47		4,650	4,171,282
California GO
7.95%, 3/01/36		3,955	4,948,456
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		4,390	3,863,068
Illinois GO
7.35%, 7/01/35		3,330	3,993,236
Texas Transp Comm
(Texas St Hwy Fund First Tier)

	Principal Amount (000)		U.S. $ Value
5.178%, 4/01/30	U.S.$	2,560	$3,128,192
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46		4,255	4,151,646
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48		5,915	5,499,708
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
5.00%, 6/01/41		1,750	1,576,838
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		1,850	1,561,382

Total Local Governments - Municipal Bonds (cost $29,458,882)			32,893,808

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Non-Agency Fixed Rate CMBS - 1.1%
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1 Trust
Series 2006-C1, Class AJ
5.349%, 11/10/45		2,250	2,061,133
GS Mortgage Securities Corp. II
Series 2011-GC5, Class C
5.308%, 8/10/44 (d)		5,651	6,341,660
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class AJ
5.50%, 12/12/44		8,000	7,244,296
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		3,400	3,580,768
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class AJ
5.368%, 11/15/48		6,000	5,493,168

			24,721,025

Non-Agency Floating Rate CMBS - 0.0%
Eclipse Ltd.
Series 2007-1X, Class B
0.761%, 1/25/20 (d) (h)	GBP	59	67,238

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.134%, 11/16/45 (i)	U.S.$	1,574	12,507

Total Commercial Mortgage-Backed Securities (cost $22,820,014)			24,800,770

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 1.1%
Financial Institutions - 0.9%
Banking - 0.5%
PNC Financial Services Group, Inc.
6.125%		223,000	$6,177,100
US Bancorp
Series F
6.50%		180,000	5,374,800

			11,551,900

Insurance - 0.1%
Hartford Financial Services Group, Inc.
7.875%		84,000	2,528,400

REITS - 0.3%
Health Care REIT, Inc.
Series J
6.50%		54,775	1,477,227
Sabra Health Care REIT, Inc.
Series A
7.125%		194,150	4,896,230

			6,373,457

			20,453,757

Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Ventas Realty LP/Ventas Capital Corp.
5.45%		139,500	3,522,375

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
Series S
8.25%		125,325	407,306

Total Preferred Stocks (cost $25,018,750)			24,383,438

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Norway - 0.2%
Eksportfinans ASA
2.00%, 9/15/15	U.S.$	315	302,428
2.375%, 5/25/16		3,728	3,546,260

			3,848,688

Russia - 0.2%
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (d)		3,441	3,793,702

Total Governments - Sovereign Agencies (cost $7,031,095)			7,642,390

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.1%
Indonesia Government International Bond

	Principal Amount (000)		U.S. $ Value
6.625%, 2/17/37 (d)	U.S.$	720	$887,400
8.50%, 10/12/35 (d)		801	1,181,475

			2,068,875

Slovenia - 0.2%
Slovenia Government International Bond
5.50%, 10/26/22 (d)		5,500	5,266,250

Total Governments - Sovereign Bonds (cost $7,236,830)			7,335,125

	Shares
COMMON STOCKS - 0.0%
Gallery Media (k) (n) (o) (cost $0)		697	975,800

WARRANTS - 0.0%
Ion Media Networks, expiring 12/12/39 (g) (k) (n)		1,264	0
Ion Media Networks, expiring 12/31/49 (g) (k) (n)		1,248	0

Total Warrants (cost $0)			0

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (p) (cost $18,901,741)		18,901,741	18,901,741

Total Investments - 145.0% (cost $3,005,487,199) (q)			3,127,603,655
Other assets less liabilities - (45.0)%			(970,678,705)

Net Assets - 100.0%			$2,156,924,950

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
German Euro Bund Futures	276	June 2013	$51,504,390	$51,473,027	$31,363
U.S. T-Bond 30 Yr Futures	1,137	June 2013	162,505,897	164,260,969	(1,755,072)
U.S. T-Note 5 Yr Futures	807	June 2013	100,008,302	100,112,133	(103,831)
U.S. T-Note 10 Yr (CBT) Futures	2,982	June 2013	389,383,823	393,577,406	(4,193,583)

					$(6,021,123)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	5,814,413	USD	62,099	4/12/13	$328,466
Barclays Bank PLC Wholesale	USD	10,295	JPY	948,876	4/12/13	(213,930)
BNP Paribas SA	USD	52,341	JPY	5,003,103	4/12/13	810,793
Citibank, NA	GBP	51,542	USD	78,035	4/11/13	(276,214)
Credit Suisse International	GBP	8,575	USD	12,875	4/11/13	(153,747)
Credit Suisse International	USD	381	EUR	293	4/11/13	(5,885)
Deutsche Bank AG London	USD	11,463	KRW	12,493,742	4/12/13	(243,480)
Goldman Sachs Capital Markets LP	BRL	27,893	USD	13,851	4/02/13	47,638
Goldman Sachs Capital Markets LP	USD	13,908	BRL	27,893	4/02/13	(104,962)
Goldman Sachs Capital Markets LP	EUR	22,533	USD	29,461	4/11/13	574,724
Goldman Sachs Capital Markets LP	USD	21,195	SEK	135,463	4/18/13	(414,061)
Goldman Sachs Capital Markets LP	TRY	20,211	USD	11,164	4/19/13	17,881
Goldman Sachs Capital Markets LP	USD	8,943	RUB	277,483	4/24/13	(50,598)
Goldman Sachs Capital Markets LP	USD	10,660	SGD	13,310	4/26/13	71,098
Goldman Sachs Capital Markets LP	BRL	27,893	USD	13,860	5/03/13	104,681
Royal Bank of Scotland PLC	BRL	27,893	USD	14,054	4/02/13	250,370
Royal Bank of Scotland PLC	USD	13,851	BRL	27,893	4/02/13	(47,638)
Royal Bank of Scotland PLC	SEK	65,309	USD	10,202	4/18/13	182,835
Royal Bank of Scotland PLC	USD	10,794	NOK	61,754	4/18/13	(227,549)
Royal Bank of Scotland PLC	CAD	44,086	USD	42,912	4/19/13	(469,135)
State Street Bank & Trust Co.	EUR	771	USD	1,009	4/11/13	20,691
UBS AG	USD	43,030	MXN	553,305	4/12/13	1,723,772

						$1,925,750

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
CDX-NAHY Series 15 5 Year Index, 12/20/15*	5.00%	2.23%	$5,650	$432,758	$(332,919)	$765,677
CDX-NAHY Series 15 5 Year Index, 12/20/15*	5.00	2.23	5,050	386,801	(299,899)	686,700
Morgan Stanley Capital Services, Inc.:

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 15 5 Year Index, 12/20/15*	5.00%	2.07%	$20,544	$1,613,560	$263,796	$1,349,764
CDX-NAHY Series 17 5 Year Index, 12/20/16*	5.00	3.28	42,240	2,525,600	(3,585,873)	6,111,473

				$4,958,719	$(3,954,895)	$8,913,614

* Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity		U.S. $ Value at March 31, 2013
Bank of America	0.19%	4/16/13		$338,367,128
Barclays Bank+	(2.38)%*	– 0	–	622,641
Barclays Bank+	(1.75)%*	– 0	–	7,459,958
Barclays Bank+	(1.00)%*	– 0	–	1,164,748
Barclays Bank+	(0.75)%*	– 0	–	1,933,093
Barclays Bank+	(0.63)%*	– 0	–	3,449,723
Credit Suisse Securities (USA) LLC+	(0.75)%*	– 0	–	901,384
Credit Suisse Securities (USA) LLC+	(0.25)%*	– 0	–	1,147,285
Credit Suisse Securities (USA) LLC+	(0.15)%*	– 0	–	2,347,703
Deutsche Bank+	(1.00)%*	– 0	–	532,204
Goldman Sachs	0.18%	4/02/13		56,276,368
HSBC	0.17%	5/16/13		44,800,961
HSBC	0.18%	5/14/13		108,022,140
HSBC	0.18%	5/22/13		37,937,888
HSBC	0.19%	5/20/13		48,610,004
JPMorgan Chase	0.15%	5/28/13		48,765,806
JPMorgan Chase	0.16%	4/29/13		42,585,944
JPMorgan Chase	0.19%	4/25/13		55,316,855
JPMorgan Chase	0.19%	5/23/13		45,973,807
Morgan Stanley	0.15%	4/11/13		75,964,874
Warburg	0.16%	5/07/13		81,100,598

				$1,003,281,112

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2013
*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $1,008,564,970.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $19,460,540.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $764,583.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate market value of these securities amounted to $323,921,783 or 15.0% of net assets.
(e)	Pay-In-Kind Payments (PIK).
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2013.
(g)	Illiquid security.
(h)	Floating Rate Security. Stated interest rate was in effect at March 31, 2013.
(i)	IO - Interest Only
(j)	This position or a portion of this position represents an unsettled loan purchase. At March 31, 2013, the market value and unrealized gain of these unsettled loan purchases amounted to $4,176,900 and $88,900, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(k)	Fair valued by the Adviser.
(l)	Security is in default and is non-income producing.
(m)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.08% of net assets as of March 31, 2013, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
European Media Capital SA
10.00%, 2/01/15	8/18/10	$2,236,034	$1,779,335	0.08%

(n)	Non-income producing security.
(o)	Restricted and illiquid security.
(p)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(q)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $137,355,451 and gross unrealized depreciation of investments was $(15,238,995), resulting in net unrealized appreciation of $122,116,456.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar

Glossary:

ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN*

March 31, 2013 (unaudited)

87.9%	United States
2.3%	Brazil
1.5%	Russia
0.8%	Canada
0.7%	United Kingdom
0.7%	Turkey
0.5%	Mexico
0.4%	Argentina
0.4%	Netherlands
0.4%	India
0.4%	Luxembourg
0.3%	Indonesia
0.3%	Croatia
2.8%	Other
0.6%	Short-Term

100.0%

*	All data are as of March 31, 2013. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Australia, Barbados, Belarus, Colombia, El Salvador, France, Germany, Hungary, Jamaica, Nigeria, Norway, Peru, Portugal, Slovenia, South Africa, Spain, Switzerland, United Arab Emirates and Venezuela.

AllianceBernstein Income Fund

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,943,382,033		$	– 0	–	$1,943,382,033
Corporates - Non-Investment Grades		– 0	–	360,689,526			656,398		361,345,924
Corporates - Investment Grades		– 0	–	261,518,458			– 0	–	261,518,458
Agencies		– 0	–	158,944,859			– 0	–	158,944,859
Collateralized Mortgage Obligations		– 0	–	– 0	–		68,659,427		68,659,427
Mortgage Pass-Throughs		– 0	–	55,410,252			– 0	–	55,410,252
Bank Loans		– 0	–	– 0	–		44,331,965		44,331,965

Emerging Markets - Sovereigns	– 0	–	40,686,569		– 0	–	40,686,569
Emerging Markets - Corporate Bonds	– 0	–	34,126,055		4,720,987		38,847,042
Quasi-Sovereigns	– 0	–	37,544,054		– 0	–	37,544,054
Local Governments - Municipal Bonds	– 0	–	32,893,808		– 0	–	32,893,808
Commercial Mortgage-Backed Securities	– 0	–	12,507		24,788,263		24,800,770
Preferred Stocks	23,976,132		407,306		– 0	–	24,383,438
Governments - Sovereign Agencies	– 0	–	7,642,390		– 0	–	7,642,390
Governments - Sovereign Bonds	– 0	–	7,335,125		– 0	–	7,335,125
Common Stocks	– 0	–	– 0	–	975,800		975,800
Warrants	– 0	–	– 0	–	– 0	–^	– 0	–
Short-Term Investments	18,901,741		– 0	–	– 0	–	18,901,741

Total Investments in Securities	42,877,873		2,940,592,942		144,132,840		3,127,603,655
Other Financial Instruments*:
Assets:
Futures Contracts	31,363		– 0	–	– 0	–	31,363
Forward Currency Exchange Contracts	– 0	–	4,132,950		– 0	–	4,132,950
Credit Default Swap Contracts	– 0	–	8,913,614		– 0	–	8,913,614
Liabilities:
Futures Contracts	(6,052,486)		– 0	–	– 0	–	(6,052,486)
Forward Currency Exchange Contracts	– 0	–	(2,207,200)		– 0	–	(2,207,200)

Total†	$36,856,750		$2,951,432,306		$144,132,840		$3,132,421,896

^	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades		Collateralized Mortgage Obligations		Bank Loans
Balance as of 12/31/12	$2,216,878		$37,497,632		$45,455,116
Accrued discounts/(premiums)	(31,362)		104,862		60,201
Realized gain (loss)	122,348		(25,133)		(168,010)
Change in unrealized appreciation/depreciation	(46,118)		1,415,502		593,459
Purchases	– 0	–	31,524,517		19,686,978
Sales	(1,605,348)		(1,857,953)		(21,295,779)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/13	$656,398		$68,659,427		$44,331,965

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13	$42,862		$1,415,502		$497,884

	Emerging Markets - Corporate Bonds		Commercial Mortgage-Backed Securities		Common Stocks
Balance as of 12/31/12	$4,618,220		$9,850,260		$1,045,500
Accrued discounts/(premiums)	(17,892)		12,260		– 0	–
Realized gain (loss)	– 0	–	– 0	–	– 0	–

Change in unrealized appreciation/depreciation		120,661		200,743		(69,700)
Purchases		(2)		14,725,000		– 0	–
Sales		– 0	–	– 0	–	– 0	–
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/13		$4,720,987		$24,788,263		$975,800

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13		$(135,783)		$200,743		$(69,700)

	Warrants^			Total
Balance as of 12/31/12	$	– 0	–	$100,683,606
Accrued discounts/(premiums)		– 0	–	128,069
Realized gain (loss)		– 0	–	(70,795)
Change in unrealized appreciation/depreciation		– 0	–	2,214,547
Purchases		– 0	–	65,936,493
Sales		– 0	–	(24,759,080)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 3/31/13	$	– 0	–	$144,132,840

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13	$	– 0	–	$1,951,508

^	The Fund held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments March 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/2013	Valuation Technique	Unobservable Input	Range
Corporates - Non-Investment Grades	$656,398	Third Party Vendor	Evaluated Quotes	$79.50-$99.63
Collateralized Mortgage Obligations	$68,659,427	Third Party Vendor	Evaluated Quotes	$24.16-$95.90
Bank Loans	$44,331,965	Third Party Vendor	Evaluated Quotes	$87.00-$103.50
Emerging Markets - Corporate Bonds	$4,720,987	Indicative Market Quotations	Broker Quote	$128.50
Commercial Mortgage-Backed Securities	$24,788,263	Third Party Vendor	Evaluated Quotes	$75.33-$112.22
Common Stocks	$975,800	Indicative Market Quotations	Broker Quote	$1,400
Warrants	$0	Qualitative Assessment		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2013